Shareholder Report	4 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Venerable Variable Insurance Trust
Entity Central Index Key		0001995745
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000247359
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class I
Trading Symbol	VHYIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$25Footnote Reference(a)	0.80%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Leading up to and through the Fund's inception in September 2024, financial markets oscillated between fears around the possibility of a US recession and relief at the US Federal Reserve’s initial—and outsized—interest-rate cut delivered in the same month. As November’s US election concluded, markets were confronted with prospects of fewer rate cuts, tariff risks, and fiscal uncertainty under the incoming Trump administration. However, similar to other risk markets, high yield investors had instead focused on the possibility of less regulation and higher growth. Against this backdrop, strong fundamental and technical tailwinds for the high yield sector persisted, leading to spreads trending tighter to close out 2024.

  The Fund underperformed its secondary benchmark since the Fund's inception. Security selection detracted from relative results, led by selection in the transportation, energy and media cable industries. Conversely, selection in the industrial, wireless and chemical segments contributed to performance. Industry allocation hindered returns, led by underweights in the media cable and wired industries and overweight in the industrial segment. Conversely, overweights in the media non-cable and transportation industries and underweight in the technology segment benefited performance. The Fund’s ratings-quality tilt contributed to results, while yield-curve positioning hindered performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,047	9,733	10,179

Average Annual Return [Table Text Block]
Since Inception
Class I	0.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	(2.67)%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	1.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 597,305,000	$ 597,305,000
Holdings Count | Holding	216	216
Advisory Fees Paid, Amount	$ 1,248,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$597,305
Total Number of Portfolio Holdings	216
Total Advisory Fees Paid (thousands)	$1,248
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Short-Term Investments	1.9%
Long-Term Fixed Income Investments	96.2%

C000247358
Shareholder Report [Line Items]
Fund Name	Venerable High Yield Fund
Class Name	Class V
Trading Symbol	VHYVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$22Footnote Reference(a)	0.72%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Leading up to and through the Fund's inception in September 2024, financial markets oscillated between fears around the possibility of a US recession and relief at the US Federal Reserve’s initial—and outsized—interest-rate cut delivered in the same month. As November’s US election concluded, markets were confronted with prospects of fewer rate cuts, tariff risks, and fiscal uncertainty under the incoming Trump administration. However, similar to other risk markets, high yield investors had instead focused on the possibility of less regulation and higher growth. Against this backdrop, strong fundamental and technical tailwinds for the high yield sector persisted, leading to spreads trending tighter to close out 2024.

  The Fund underperformed its secondary benchmark since the Fund's inception. Security selection detracted from relative results, led by selection in the transportation, energy and media cable industries. Conversely, selection in the industrial, wireless and chemical segments contributed to performance. Industry allocation hindered returns, led by underweights in the media cable and wired industries and overweight in the industrial segment. Conversely, overweights in the media non-cable and transportation industries and underweight in the technology segment benefited performance. The Fund’s ratings-quality tilt contributed to results, while yield-curve positioning hindered performance.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Bloomberg U.S. High Yield-2% Issuer Capped Bond Index
9/4/2024	10,000	10,000	10,000
12/31/2024	10,059	9,733	10,179

Average Annual Return [Table Text Block]
Since Inception
Class V	0.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	(2.67)%
Bloomberg U.S. High Yield-2% Issuer Capped Bond Index	1.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 597,305,000	$ 597,305,000
Holdings Count | Holding	216	216
Advisory Fees Paid, Amount	$ 1,248,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$597,305
Total Number of Portfolio Holdings	216
Total Advisory Fees Paid (thousands)	$1,248
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.8%
Preferred Stocks	0.1%
Short-Term Investments	1.9%
Long-Term Fixed Income Investments	96.2%

C000247361
Shareholder Report [Line Items]
Fund Name	Venerable Large Cap Index Fund
Class Name	Class V
Trading Symbol	VVLVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$17Footnote Reference(a)	0.51%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception in the late third quarter 2024, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December, but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period.

  The Fund outperformed its benchmark from inception to the end of the year, mainly owing to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund performed in-line with its benchmark, maintaining its objective of delivering index replication returns since the Fund’s inception. The Fund's cash was largely equitized during the period using equity index futures.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	S&P 500® Index
9/4/2024	10,000	10,000
12/31/2024	10,900	10,701

Average Annual Return [Table Text Block]
Since Inception
Class V	9.00%
S&P 500® Index	7.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,361,311,000	$ 3,361,311,000
Holdings Count | Holding	505	505
Advisory Fees Paid, Amount	$ 1,617,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,361,311
Total Number of Portfolio Holdings	505
Total Advisory Fees Paid (thousands)	$1,617
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.4)%
Short-Term Investments	1.4%
Common Stocks	99.0%

C000247362
Shareholder Report [Line Items]
Fund Name	Venerable Moderate Allocation Fund
Class Name	Class V
Trading Symbol	VMAVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$5Footnote Reference(a)	0.16%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  From the Fund's inception in September through year-end 2024, US large cap equities enjoyed strong gains. Conversely, US core bonds were down over the same period on rising intermediate and long-term yields, concerns of more persistent inflation, and the Fed signaling a pause in additional rate cuts. Despite the upward pressures on interest rates, the US high yield market managed to eke out gains, owing to its lower interest-rate sensitivity and favorable fundamental and technical tailwinds.

  The Fund outperformed its secondary benchmark, a blended benchmark, since inception, primarily because of its strategic allocation to high yield bonds. Active performance of the underlying Funds was mixed, detracting from relative returns overall.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 1000®IndexFootnote Reference(b)	Venerable Moderate Performance BenchmarkFootnote Reference(c)
9/4/2024	10,000	10,000	10,000
12/31/2024	10,390	10,742	10,333

Average Annual Return [Table Text Block]
Since Inception
Class V	3.90%
Russell 1000®IndexFootnote Reference(b)	7.42%
Venerable Moderate Performance BenchmarkFootnote Reference(c)	3.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,369,740,000	$ 2,369,740,000
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount	$ 385,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,369,740
Total Number of Portfolio Holdings	3
Total Advisory Fees Paid (thousands)	$385
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000247365
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class I
Trading Symbol	VVBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18Footnote Reference(a)	0.60%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since the Fund’s inception in September 2024, the US core bond market faced headwinds, primarily from rising interest rates. The US Federal Reserve delivered multiple interest rate cuts into year end, driving short-term rates lower; however, intermediate- and long-term yields moved substantially higher as markets were confronted with the prospects of fewer rate cuts in 2025 and 2026, fiscal uncertainty, and inflationary trade policies under the incoming Trump administration. Despite these concerns, investment-grade credit spreads continued to tighten in the fourth quarter of 2024.

  The Fund underperformed its benchmark for the period from since inception through year-end. With credit spreads improving, overweights to corporate and structured products helped but not enough to offset negative contributions from the Fund's long-duration positioning which was held through most of the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,646	9,733

Average Annual Return [Table Text Block]
Since Inception
Class I	(3.54)%
Bloomberg U.S. Aggregate Bond Index	(2.67)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,781,918,000	$ 1,781,918,000
Holdings Count | Holding	473	473
Advisory Fees Paid, Amount	$ 2,568,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,781,918
Total Number of Portfolio Holdings	473
Total Advisory Fees Paid (thousands)	$2,568
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(15.8)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	113.7%

Material Fund Change [Text Block]

Material Fund Changes

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

Material Fund Change Adviser [Text Block]

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

C000247364
Shareholder Report [Line Items]
Fund Name	Venerable Strategic Bond Fund
Class Name	Class V
Trading Symbol	VVBVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$24Footnote Reference(a)	0.80%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since the Fund’s inception in September 2024, the US core bond market faced headwinds, primarily from rising interest rates. The US Federal Reserve delivered multiple interest rate cuts into year end, driving short-term rates lower; however, intermediate- and long-term yields moved substantially higher as markets were confronted with the prospects of fewer rate cuts in 2025 and 2026, fiscal uncertainty, and inflationary trade policies under the incoming Trump administration. Despite these concerns, investment-grade credit spreads continued to tighten in the fourth quarter of 2024.

  The Fund underperformed its benchmark for the period from since inception through year-end. With credit spreads improving, overweights to corporate and structured products helped but not enough to offset negative contributions from the Fund's long-duration positioning which was held through most of the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Bloomberg U.S. Aggregate Bond Index
9/4/2024	10,000	10,000
12/31/2024	9,632	9,733

Average Annual Return [Table Text Block]
Since Inception
Class V	(3.68)%
Bloomberg U.S. Aggregate Bond Index	(2.67)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,781,918,000	$ 1,781,918,000
Holdings Count | Holding	473	473
Advisory Fees Paid, Amount	$ 2,568,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,781,918
Total Number of Portfolio Holdings	473
Total Advisory Fees Paid (thousands)	$2,568
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(15.8)%
Short-Term Investments	2.1%
Long-Term Fixed Income Investments	113.7%

Material Fund Change [Text Block]

Material Fund Changes

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

Material Fund Change Adviser [Text Block]

In December 2024, Westen Asset Management Company, LLC and Western Asset Management Company Limited were terminated as money managers to the Venerable Strategic Bond Fund. As a result, Franklin Advisers, LLC, the sub-adviser to the Venerable Strategic Bond Fund began to provide all portfolio management services to the Venerable Strategic Bond Fund in accordance with the Venerable Strategic Bond Fund's investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 4, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at https://docs.venerable.com/#/venerable-variable-insurance-trustor upon a request at 1-800-336-0066.

C000247368
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class I
Trading Symbol	VVSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$24Footnote Reference(a)	0.75%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December – but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period. The equity market exhibited strong performance, with only four of the eleven Russell 1000® Index sectors experiencing declines, primarily health care and real estate, while consumer discretionary and communication services saw particularly strong gains over the period.

  The Fund outperformed its benchmark since the Fund’s inception in September 2024, primarily attributed to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund maintained diversified exposure through its multi-style and multi-manager approach. Managers' results were mixed for the period, detracting from relative performance overall. From a sector perspective, the largest detractors were underweight positions in information technology and consumer discretionary, the largest sector underweight position for the period. An overweight position in financials was the largest relative contributor from a sector perspective, followed by an underweight position to real estate.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,770	10,742

Average Annual Return [Table Text Block]
Since Inception
Class I	7.70%
Russell 1000® Index	7.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,691,881,000	$ 3,691,881,000
Holdings Count | Holding	448	448
Advisory Fees Paid, Amount	$ 7,200,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,691,881
Total Number of Portfolio Holdings	448
Total Advisory Fees Paid (thousands)	$7,200
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	1.7%
Common Stocks	98.5%

C000247369
Shareholder Report [Line Items]
Fund Name	Venerable US Large Cap Strategic Equity Fund
Class Name	Class V
Trading Symbol	VVSVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(800) 336-0066
Additional Information Website	https://docs.venerable.com/#/venerable-variable-insurance-trust
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.86%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  In the period since the Fund’s inception, the US large cap equity market performed strongly, despite retreating in December. During the period, the US Federal Reserve lowered the federal Funds target rate in September, November, and December – but the Federal Reserve’s projection of two rate cuts in 2025—a decrease from the four cuts projected in September—weighed on stocks toward the end of the period. The equity market exhibited strong performance, with only four of the eleven Russell 1000® Index sectors experiencing declines, primarily health care and real estate, while consumer discretionary and communication services saw particularly strong gains over the period.

  The Fund outperformed its benchmark since the Fund’s inception in September 2024, primarily attributed to cash held in the account prior to the Fund receiving transition assets as the equity markets declined over the same period. The Fund maintained diversified exposure through its multi-style and multi-manager approach. Managers' results were mixed for the period, detracting from relative performance overall. From a sector perspective, the largest detractors were underweight positions in information technology and consumer discretionary, the largest sector underweight position for the period. An overweight position in financials was the largest relative contributor from a sector perspective, followed by an underweight position to real estate.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class V	Russell 1000® Index
9/4/2024	10,000	10,000
12/31/2024	10,760	10,742

Average Annual Return [Table Text Block]
Since Inception
Class V	7.60%
Russell 1000® Index	7.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of funds shares, or any insurance company separate account or policy charges.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,691,881,000	$ 3,691,881,000
Holdings Count | Holding	448	448
Advisory Fees Paid, Amount	$ 7,200,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$3,691,881
Total Number of Portfolio Holdings	448
Total Advisory Fees Paid (thousands)	$7,200
Portfolio Turnover Rate	42%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	1.7%
Common Stocks	98.5%